Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Loss Per Share ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥) ¥ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to UTime Limited, basic (in Yuan Renminbi) | ¥	¥ (60,884)		¥ (87,616)
Denominator:
Weighted average shares outstanding, basic (in Shares) | shares	16,550,762		11,229,985
Net loss attributable to UTime Limited per ordinary share:
Continuing operations | (per share)	¥ (2.03)	$ (0.29)	¥ (7.44)
Discontinued operations | ¥ / shares	¥ (1.73)		¥ (0.57)